CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Current assets:
Cash	$ 176,015	1,065,543	1,122,557
Restricted cash	2,559	15,489	14,468
Short-term investments	343,916	2,081,964	1,408,845
Accounts receivable (net of allowance for doubtful accounts of RMB3,260 and RMB3,347 as of December 31, 2012 and 2013, respectively)	10,375	62,808	52,688
Prepayments and other current assets	57,000	345,061	280,242
Deferred tax assets, current	1,612	9,757	8,643
Total current assets	591,477	3,580,622	2,887,443
Non-current assets:
Property and equipment, net	85,778	519,277	280,657
Intangible assets, net	603	3,652	3,919
Other long-term assets	3,107	18,808	69,343
Deferred tax assets, non-current	105	632
Total non-current assets	89,593	542,369	353,919
Total assets	681,070	4,122,991	3,241,362
Current liabilities (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries of RMB166 and RMB130 as of December 31, 2012 and 2013, respectively):
Accounts payable	3,776	22,858	17,146
Salary and employee related accrual	9,924	60,076	48,450
Taxes payable	12,901	78,100	65,858
Advance from customers	68,037	411,877	338,330
Other payables and accruals	35,182	212,978	103,565
Total current liabilities	129,820	785,889	573,349
Deferred tax liabilities, non-current	988	5,983	1,985
Total liabilities	130,808	791,872	575,334
Commitments and contingencies
Shareholders' equity:
Common shares (US$0.0001 par value per share; 500,000,000 shares authorized, 57,786,679 and 59,144,055 shares issued and outstanding as of December 31, 2012 and 2013, respectively)	8	48	48
Additional paid-in capital	217,505	1,316,713	1,152,174
Statutory reserves	1,397	8,456	6,944
Accumulated other comprehensive income	255	1,541	1,629
Retained earnings	331,097	2,004,361	1,505,233
Total shareholders' equity	550,262	3,331,119	2,666,028
Total liabilities and shareholders' equity	$ 681,070	4,122,991	3,241,362